General (Details Narrative)	Aug. 10, 2023 USD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Ordinary shares | $	$ 18,362,500
Par value per share | $ / shares	$ 1.13
Ordinary Share [Member]
IfrsStatementLineItems [Line Items]
Number of shares subscribe | shares	16,250,000